Consolidated Statements of Shareholders Equity (USD $) In Thousands	Total	Common Stock	Preferred Stock	Paid-in Capital/Warrants	Retained Earnings (Accumulated Deficit)	Treasury Stock	Accumulated Other Comprehensive Income (Loss), Net
Beginning Balance at Dec. 31, 2009	$ 151,935	$ 5,887	$ 44,999	$ 178,096	$ (78,200)	$ (855)	$ 2,008
Beginning Balance, shares at Dec. 31, 2009		58,867	2
Comprehensive loss/income	(33,378)				(33,203)		(175)
Stock based compensation expense	351			351
Common stock issued for stock based employee benefit plans	244	9		(445)		681
Common stock issued for stock based employee benefit plans, shares		145
Dividend reinvestment plan	20			(154)		173
Dividend reinvestment plan, shares		10
Issuance of common stock	47,127	3,453		43,674
Issuance of common stock, shares		34,465
Accretion on preferred stock discount	0		1,249		(1,249)
Ending Balance at Dec. 31, 2010	166,299	9,349	46,248	221,522	(112,652)	(1)	1,833
Ending Balance, shares at Dec. 31, 2010		93,487	2
Comprehensive loss/income	10,062				6,667		3,395
Cash dividends on preferred shares	(6,875)				(6,875)
Stock based compensation expense	273			273
Common stock issued for stock based employee benefit plans	318	120		253	(43)	(12)
Common stock issued for stock based employee benefit plans, shares		1,200
Accretion on preferred stock discount	0		1,249		(1,249)
Ending Balance at Dec. 31, 2011	170,077	9,469	47,497	222,048	(114,152)	(13)	5,228
Ending Balance, shares at Dec. 31, 2011		94,687	2
Comprehensive loss/income	(2,800)				(710)		(2,090)
Cash dividends on preferred shares	(2,500)				(2,500)
Stock based compensation expense	796			796
Common stock issued for stock based employee benefit plans	54	15		88		(49)
Common stock issued for stock based employee benefit plans, shares		150
Accretion on preferred stock discount	0		1,249		(1,249)
Purchase of stock warrant	(81)			(81)
Ending Balance at Dec. 31, 2012	$ 165,546	$ 9,484	$ 48,746	$ 222,851	$ (118,611)	$ (62)	$ 3,138
Ending Balance, shares at Dec. 31, 2012		94,837	2